Convertible Preferred Shares and Shareholders' Equity (Deficit) - April 2023 Private Placement (Details) - USD ($)			1 Months Ended	6 Months Ended	11 Months Ended
	Apr. 26, 2023	Mar. 13, 2023	Apr. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Mar. 20, 2023	Mar. 16, 2023
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Number of Class A shares issued					3,547
Class A ordinary shares, par value per share					$ 0.001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Private Placement			$ 79,900,000	$ 63,846,000
Class A Ordinary shares
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Class A ordinary shares, par value per share				$ 0.0001	$ 0.0001
PIPE Subscription Agreement
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Number of Class A shares issued		2,009,950
Sale price per share		$ 10.00
PIPE Subscription Agreement | "April 2023 Private Placement"
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Proceeds from Issuance of Private Placement	$ 80,000,000.0
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Number of Class A shares issued	15,041,530
Class A ordinary shares, par value per share	$ 0.0001
Sale price per share	4.25
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares | Pre-Funded Warrants
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Sale price per warrant	$ 4.249		$ 4.249
PIPE Subscription Agreement | "April 2023 Private Placement" | Class A Ordinary shares | Pre-Funded Warrants | Maximum
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Number of warrants issued to purchase shares	3,782,000		3,782,000